American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
March 31, 2022

VP Inflation Protection - Schedule of Investments
MARCH 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 50.7%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	16,469,878	18,460,811
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	6,251,324	7,254,993
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	10,542,909	12,076,302
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,817,241	4,837,395
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	3,895,733	4,748,284
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	13,295,842	15,209,721
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	17,830,522	19,918,151
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	12,907,838	16,564,213
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	16,416,538	18,867,088
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	8,721,216	10,626,888
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	1,397,628	1,675,164
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	1,140,110	1,417,052
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	223,456	279,805
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	9,601,457	10,097,694
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	8,909,010	9,136,430
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52	12,674,998	13,166,672
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25(1)	7,943,252	8,402,913
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	21,941,888	23,007,302
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	21,475,625	22,903,252
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	16,348,915	17,095,371
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	8,796,825	9,249,924
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26	4,629,915	4,868,871
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,163,890	1,234,131
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	10,516,370	11,206,452
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	17,723,735	18,969,048
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	728,026	796,657
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	7,474,016	7,984,013
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	24,586,875	25,971,841
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	16,448,400	17,456,819
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	20,412,567	21,620,799
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	17,832,660	18,982,555
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	13,387,836	14,251,299
TOTAL U.S. TREASURY SECURITIES (Cost $370,044,770)		388,337,910
CORPORATE BONDS — 16.9%
Aerospace and Defense — 0.2%
Raytheon Technologies Corp., 4.125%, 11/16/28	1,790,000	1,873,682
Airlines — 0.1%
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(2)	631,579	582,427
Automobiles — 1.0%
BMW US Capital LLC, 3.25%, 4/1/25(2)(3)	999,000	1,003,376
Ford Motor Credit Co. LLC, 4.39%, 1/8/26	470,000	469,391
General Motors Financial Co., Inc., 2.70%, 8/20/27	2,670,000	2,516,735
Honda Motor Co. Ltd., 2.27%, 3/10/25	2,340,000	2,302,029
Toyota Motor Credit Corp., 2.50%, 3/22/24	1,309,000	1,309,324
		7,600,855
Banks — 4.5%
Banco Santander SA, 5.18%, 11/19/25	1,400,000	1,448,681
Banco Santander SA, VRN, 4.18%, 3/24/28	400,000	402,297

Bank of America Corp., 4.18%, 11/25/27	830,000	847,250
Bank of America Corp., VRN, 3.38%, 4/2/26	760,000	759,299
Bank of America Corp., VRN, 3.42%, 12/20/28	1,449,000	1,435,438
Bank of America Corp., VRN, 2.88%, 10/22/30	1,187,000	1,127,088
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)	577,000	523,909
Barclays PLC, VRN, 2.28%, 11/24/27	795,000	739,253
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	705,000	700,473
Canadian Imperial Bank of Commerce, 3.30%, 4/7/25(3)	1,135,000	1,134,483
Citigroup, Inc., VRN, 3.07%, 2/24/28	400,000	390,026
Citigroup, Inc., VRN, 3.52%, 10/27/28	616,000	611,068
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(2)	770,000	740,419
Cooperatieve Rabobank, VRN, 3.65%, 4/6/28(2)(3)	128,000	127,711
Discover Bank, VRN, 4.68%, 8/9/28	2,545,000	2,582,039
DNB Bank ASA, VRN, 2.97%, 3/28/25(2)	1,535,000	1,534,219
First-Citizens Bank & Trust Co., VRN, 3.93%, 6/19/24	2,540,000	2,566,883
FNB Corp., 2.20%, 2/24/23	3,810,000	3,789,056
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	1,142,000	1,103,354
HSBC Holdings PLC, VRN, 3.00%, 3/10/26	700,000	686,796
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	440,000	400,674
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	485,000	452,204
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	511,000	499,252
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	2,260,000	2,084,822
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	705,000	654,374
National Australia Bank Ltd., 2.33%, 8/21/30(2)	515,000	448,716
Societe Generale SA, 5.00%, 1/17/24(2)	1,840,000	1,875,980
Swedbank AB, 3.36%, 4/4/25(2)(3)	200,000	200,750
UniCredit SpA, 7.83%, 12/4/23(2)	2,395,000	2,546,351
US Bancorp, VRN, 2.49%, 11/3/36	785,000	705,279
Wells Fargo & Co., VRN, 3.53%, 3/24/28	663,000	662,199
Westpac Banking Corp., VRN, 3.02%, 11/18/36	439,000	390,798
		34,171,141
Biotechnology — 0.2%
AbbVie, Inc., 2.95%, 11/21/26	1,200,000	1,190,532
Capital Markets — 2.6%
Ares Capital Corp., 3.50%, 2/10/23	1,650,000	1,659,455
Ares Capital Corp., 4.20%, 6/10/24	746,000	751,958
Blackstone Private Credit Fund, 2.625%, 12/15/26(2)	162,000	146,050
Blackstone Private Credit Fund, 3.25%, 3/15/27(2)	826,000	758,304
Blue Owl Finance LLC, 3.125%, 6/10/31(2)	139,000	118,521
Charles Schwab Corp., 2.45%, 3/3/27	266,000	258,683
Deutsche Bank AG, VRN, 3.96%, 11/26/25	1,825,000	1,825,266
Deutsche Bank AG, VRN, 2.31%, 11/16/27	1,121,000	1,028,970
FS KKR Capital Corp., 4.25%, 2/14/25(2)	198,000	194,979
FS KKR Capital Corp., 3.125%, 10/12/28	356,000	318,077
Goldman Sachs Group, Inc., 4.25%, 10/21/25	1,410,000	1,445,871
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	1,570,000	1,531,594
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	266,000	247,579
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	562,000	566,879
Golub Capital BDC, Inc., 2.50%, 8/24/26	277,000	254,860
Hercules Capital, Inc., 2.625%, 9/16/26	521,000	479,323
Main Street Capital Corp., 5.20%, 5/1/24	1,138,000	1,162,129
Main Street Capital Corp., 3.00%, 7/14/26	471,000	437,320
Morgan Stanley, VRN, 0.53%, 1/25/24	1,938,000	1,907,240
Morgan Stanley, VRN, 2.48%, 9/16/36	535,000	459,576
Owl Rock Capital Corp., 3.40%, 7/15/26	2,850,000	2,680,028

Prospect Capital Corp., 3.71%, 1/22/26	665,000	627,644
Prospect Capital Corp., 3.44%, 10/15/28	244,000	208,835
UBS Group AG, VRN, 1.49%, 8/10/27(2)	725,000	659,115
		19,728,256
Consumer Finance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.15%, 10/29/23	1,008,000	965,449
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	1,086,000	1,150,946
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	1,353,000	1,250,345
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(2)	202,000	178,796
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(2)	898,000	800,145
BOC Aviation USA Corp., 1.625%, 4/29/24(2)	1,072,000	1,030,342
		5,376,023
Diversified Financial Services — 0.3%
Block Financial LLC, 3.875%, 8/15/30	800,000	787,045
Corebridge Financial, Inc., 3.85%, 4/5/29(2)(3)	575,000	574,310
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	1,400,000	1,258,637
		2,619,992
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 4.25%, 3/1/27	1,795,000	1,879,577
AT&T, Inc., 4.35%, 3/1/29	1,595,000	1,689,660
AT&T, Inc., 5.25%, 3/1/37	851,000	970,136
AT&T, Inc., 4.90%, 8/15/37	680,000	750,902
AT&T, Inc., 5.15%, 3/15/42	900,000	1,014,782
AT&T, Inc., 4.80%, 6/15/44	169,000	180,307
AT&T, Inc., 4.55%, 3/9/49	610,000	640,670
Telefonica Emisiones SA, 4.90%, 3/6/48	1,275,000	1,323,405
Verizon Communications, Inc., 4.33%, 9/21/28	936,000	988,855
Verizon Communications, Inc., 1.75%, 1/20/31	60,000	52,396
		9,490,690
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30	610,000	543,759
Duke Energy Progress LLC, 2.00%, 8/15/31	1,220,000	1,093,050
		1,636,809
Entertainment — 0.1%
Magallanes, Inc., 3.64%, 3/15/25(2)	622,000	626,442
Magallanes, Inc., 3.76%, 3/15/27(2)	472,000	471,928
		1,098,370
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp., 3.65%, 3/15/27(3)	413,000	412,174
American Tower Corp., 3.95%, 3/15/29	150,000	150,381
Broadstone Net Lease LLC, 2.60%, 9/15/31	375,000	334,563
LXP Industrial Trust, 2.375%, 10/1/31	975,000	866,534
Office Properties Income Trust, 2.40%, 2/1/27	608,000	541,735
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	367,000	324,798
Piedmont Operating Partnership LP, 2.75%, 4/1/32	650,000	580,328
Rexford Industrial Realty LP, 2.15%, 9/1/31	901,000	783,597
STORE Capital Corp., 2.70%, 12/1/31	377,000	334,584
		4,328,694
Food Products — 0.1%
Mondelez International, Inc., 2.125%, 3/17/24	308,000	305,953
Mondelez International, Inc., 2.75%, 4/13/30	109,000	104,422
		410,375
Health Care Providers and Services — 0.6%
CVS Health Corp., 1.30%, 8/21/27	1,220,000	1,111,523
Duke University Health System, Inc., 3.92%, 6/1/47	467,000	487,926

HCA, Inc., 3.125%, 3/15/27(2)	1,162,000	1,137,209
Roche Holdings, Inc., 2.31%, 3/10/27(2)	1,930,000	1,875,416
		4,612,074
Household Durables — 0.3%
Lennar Corp., 4.75%, 5/30/25	1,310,000	1,357,570
Safehold Operating Partnership LP, 2.85%, 1/15/32	837,000	739,461
		2,097,031
Insurance — 1.0%
American International Group, Inc., 3.90%, 4/1/26	2,142,000	2,198,791
Aon Corp. / Aon Global Holdings PLC, 2.85%, 5/28/27	932,000	913,376
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51	470,000	407,507
Athene Global Funding, 1.99%, 8/19/28(2)	558,000	491,045
Brighthouse Financial Global Funding, 2.00%, 6/28/28(2)	372,000	331,716
Global Atlantic Fin Co., 3.125%, 6/15/31(2)	395,000	354,069
Protective Life Global Funding, 3.22%, 3/28/25(2)	188,000	187,818
Sammons Financial Group, Inc., 3.35%, 4/16/31(2)	2,365,000	2,182,423
SBL Holdings, Inc., 5.125%, 11/13/26(2)	540,000	546,278
		7,613,023
IT Services†
Global Payments, Inc., 3.75%, 6/1/23	320,000	323,040
Media — 0.4%
Discovery Communications LLC, 4.65%, 5/15/50	430,000	418,624
Omnicom Group, Inc., 2.60%, 8/1/31	585,000	541,814
Paramount Global, 4.20%, 6/1/29	515,000	521,556
Paramount Global, 4.375%, 3/15/43	530,000	505,820
Time Warner Cable LLC, 4.50%, 9/15/42	1,155,000	1,071,136
		3,058,950
Multi-Utilities — 0.7%
Ameren Corp., 1.95%, 3/15/27	2,220,000	2,082,603
CenterPoint Energy, Inc., 2.65%, 6/1/31	560,000	517,405
Dominion Energy, Inc., 1.45%, 4/15/26	2,050,000	1,908,887
Sempra Energy, 3.30%, 4/1/25	767,000	768,767
Sempra Energy, 3.25%, 6/15/27	350,000	345,595
		5,623,257
Oil, Gas and Consumable Fuels — 0.6%
Enbridge, Inc., 1.60%, 10/4/26	1,910,000	1,768,192
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	331,457
Petroleos Mexicanos, 6.70%, 2/16/32	425,000	404,192
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	1,005,052
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	500,000	541,038
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	400,000	390,665
		4,440,596
Personal Products — 0.2%
GSK Consumer Healthcare Capital PLC, 3.125%, 3/24/25(2)	1,512,000	1,508,397
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50	141,000	118,919
Real Estate Management and Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(2)	474,000	434,337
Road and Rail — 0.1%
DAE Funding LLC, 1.55%, 8/1/24(2)	429,000	405,549
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	487,000	491,019
Broadcom, Inc., 4.00%, 4/15/29(2)(3)	362,000	362,434
NXP BV / NXP Funding LLC, 4.625%, 6/1/23(2)	200,000	203,229

Qorvo, Inc., 4.375%, 10/15/29	735,000	736,617
Qorvo, Inc., 3.375%, 4/1/31(2)	515,000	469,126
		2,262,425
Software — 0.1%
Workday, Inc., 3.50%, 4/1/27(3)	415,000	415,175
Specialty Retail — 0.3%
AutoNation, Inc., 1.95%, 8/1/28	459,000	411,739
Home Depot, Inc., 2.70%, 4/15/25	836,000	833,738
Lowe's Cos., Inc., 3.35%, 4/1/27	1,357,000	1,366,466
		2,611,943
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 4.90%, 10/1/26	680,000	713,938
HP, Inc., 4.00%, 4/15/29	335,000	334,054
		1,047,992
Thrifts and Mortgage Finance — 0.1%
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	980,000	966,084
Trading Companies and Distributors — 0.1%
Air Lease Corp., 2.875%, 1/15/26	1,194,000	1,153,958
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	560,000	528,987
TOTAL CORPORATE BONDS (Cost $135,047,102)		129,329,583
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.7%
Private Sponsor Collateralized Mortgage Obligations — 6.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	23,352	22,805
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	186,284	186,067
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	260,888	260,710
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	143,834	143,825
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(2)	553,902	552,821
Angel Oak Mortgage Trust, Series 2019-6, Class A3 SEQ, VRN, 2.93%, 11/25/59(2)	570,515	570,499
Arroyo Mortgage Trust, Series 2021-1R, Class A2 SEQ, VRN, 1.48%, 10/25/48(2)	657,417	628,296
Arroyo Mortgage Trust, Series 2021-1R, Class A3 SEQ, VRN, 1.64%, 10/25/48(2)	536,314	513,727
Bellemeade Re Ltd., Series 2021-2A, Class M1C, VRN, 1.95%, (30-day average SOFR plus 1.85%), 6/25/31(2)	3,200,000	3,122,601
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 1.10%, (30-day average SOFR plus 1.00%), 9/25/31(2)	2,250,000	2,230,995
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	163,888	161,872
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 1.30%, (30-day average SOFR plus 1.20%), 2/25/50(2)	666,142	656,229
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	353,801	350,647
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	301,336	296,437
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3 SEQ, VRN, 1.54%, 2/25/66(2)	599,750	579,782
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 SEQ, 2.86%, 5/25/65(2)	2,225,000	2,215,428
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(2)	1,695,628	1,612,231
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(2)	3,403,483	3,163,080
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	657,545	621,244
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.86%, 10/25/29(2)	873,757	861,524
JP Morgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	1,476,307	1,460,633
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.46%, 1/25/47(2)	676,300	660,807
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2 SEQ, VRN, 2.89%, 5/24/60(2)	2,090,000	2,047,951
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/25/47(2)	967,176	951,208
Sequoia Mortgage Trust, Series 2019-4, Class A7 SEQ, VRN, 3.50%, 11/25/49(2)	4,167,111	4,050,866
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	2,594,893	2,499,360
SG Residential Mortgage Trust, Series 2021-1, Class A3 SEQ, VRN, 1.56%, 7/25/61(2)	1,422,114	1,353,740
STAR Trust, Series 2021-1, Class A1 SEQ, VRN, 1.22%, 5/25/65(2)	1,909,880	1,874,789
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	3,765,000	3,778,096
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	1,083,758	1,083,487

Verus Securitization Trust, Series 2020-1, Class A3 SEQ, VRN, 2.72%, 1/25/60(2)		1,980,713	1,972,017
Verus Securitization Trust, Series 2021-1, Class A3, VRN, 1.16%, 1/25/66(2)		1,503,402	1,450,676
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)		1,810,858	1,675,007
Verus Securitization Trust, Series 2022-3, Class A3, VRN, 4.13%, 2/25/67(2)		3,725,000	3,676,948
Vista Point Securitization Trust, Series 2020-2, Class A3, VRN, 2.50%, 4/25/65(2)		795,435	775,879
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33		90,290	89,440
			48,151,724
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29		5,000,000	5,261,886
FHLMC, Series K108, Class A2 SEQ, 1.52%, 3/25/30		6,000,000	5,456,239
FNMA, Series 2014-C02, Class 2M2, VRN, 3.06%, (1-month LIBOR plus 2.60%), 5/25/24		563,853	563,530
			11,281,655
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,660,336)			59,433,379
ASSET-BACKED SECURITIES — 5.8%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)		3,600,000	3,318,812
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)		1,339,583	1,226,671
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		288,117	286,416
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(2)	CAD	2,950,000	2,281,799
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		$1,900,000	1,742,200
Global SC Finance VII Srl, Series 2020-1A, Class A SEQ, 2.17%, 10/17/40(2)		1,501,591	1,428,141
Global SC Finance VII Srl, Series 2021-1A, Class A, 1.86%, 4/17/41(2)		2,289,798	2,108,138
Global SC Finance VII Srl, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)		1,148,131	1,073,562
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)		1,231,472	1,160,136
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)		795,655	747,881
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)		892,074	891,707
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)		1,432,832	1,402,315
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)		1,961,171	1,801,407
MVW LLC, Series 2019-2A, Class A SEQ, 2.22%, 10/20/38(2)		1,038,435	1,010,584
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(2)		1,500,000	1,329,691
Progress Residential Trust, Series 2021-SFR2, Class C, 2.00%, 4/19/38(2)		7,625,000	7,004,328
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)		800,000	707,781
ServiceMaster Funding LLC, Series 2020-1, Class A2I SEQ, 2.84%, 1/30/51(2)		1,856,250	1,689,705
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(2)		1,950,432	1,909,547
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.34%, 11/20/37(2)		3,274,872	3,120,244
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(2)		1,142,138	993,308
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.83%, 11/17/39(2)		2,200,000	1,967,905
Triton Container Finance VIII LLC, Series 2020-1A, Class A SEQ, 2.11%, 9/20/45(2)		2,094,000	1,934,532
Wendy's Funding LLC, Series 2021-1A, Class A2II SEQ, 2.78%, 6/15/51(2)		3,448,938	3,059,743
TOTAL ASSET-BACKED SECURITIES (Cost $47,377,508)			44,196,553
COLLATERALIZED LOAN OBLIGATIONS — 3.8%
Ares XXXIX CLO Ltd., Series 2016-39A, Class BR2, VRN, 1.84%, (3-month LIBOR plus 1.60%), 4/18/31(2)		3,500,000	3,469,373
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.27%, (3-month LIBOR plus 1.02%), 4/20/31(2)		1,750,000	1,737,266
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 2.86%, (3-month LIBOR plus 2.60%), 4/22/32(2)		1,700,000	1,691,290
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)		3,000,000	2,985,684
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.37%, (3-month LIBOR plus 1.12%), 7/20/31(2)		1,700,000	1,690,730
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.40%, (3-month LIBOR plus 1.15%), 7/20/31(2)		2,250,000	2,237,233
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 1.22%, (3-month LIBOR plus 0.98%), 4/15/31(2)		2,500,000	2,485,205
Magnetite XXIX Ltd., Series 2021-29A, Class B, VRN, 1.64%, (3-month LIBOR plus 1.40%), 1/15/34(2)		2,600,000	2,568,765
Marathon Clo Ltd., Series 2021-17A, Class B2, 4.03%, 1/20/35(2)		3,000,000	2,999,285
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.88%, (1-month LIBOR plus 1.45%), 10/16/36(2)		1,830,000	1,781,831
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, VRN, 1.37%, (3-month LIBOR plus 1.13%), 1/17/31(2)		1,250,000	1,244,062

Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 2.05%, (3-month LIBOR plus 1.80%), 1/20/32(2)	1,800,000	1,792,806
Stratus CLO Ltd., Series 2021-1A, Class A, 0.89%, 12/29/29(2)	1,500,000	1,486,564
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.32%, (3-month LIBOR plus 1.07%), 10/20/28(2)	1,142,113	1,139,756
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $29,485,196)		29,309,850
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(2)	2,873,000	2,637,826
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(2)	3,000,000	2,702,179
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 2.40%, (1-month LIBOR plus 2.00%), 9/15/36(2)	1,900,000	1,833,143
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 2.80%, (1-month LIBOR plus 2.40%), 9/15/36(2)	2,200,000	2,128,747
BX Trust , Series 2019-OC11, Class A SEQ, 3.20%, 12/9/41(2)	2,801,000	2,709,930
BX Trust , Series 2019-OC11, Class C, 3.86%, 12/9/41(2)	2,050,000	1,949,845
BXMT Ltd., Series 2020-FL2, Class B, VRN, 1.56%, (30-day average SOFR plus 1.51%), 2/15/38(2)	2,400,000	2,382,380
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class B, VRN, 1.63%, (1-month LIBOR plus 1.23%), 5/15/36(2)	1,375,000	1,362,346
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 2.00%, (1-month LIBOR plus 1.60%), 5/15/36(2)	3,306,000	3,272,266
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 3.25%, (1-month LIBOR plus 2.85%), 7/15/38(2)	2,586,084	2,549,996
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A SEQ, 4.13%, 7/5/31(2)	3,055,000	3,081,206
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41(2)	2,815,000	2,514,452
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $30,745,713)		29,124,316
EXCHANGE-TRADED FUNDS — 2.4%
Vanguard Intermediate-Term Corporate Bond ETF	141,600	12,183,264
Vanguard Short-Term Corporate Bond ETF	78,800	6,153,492
TOTAL EXCHANGE-TRADED FUNDS (Cost $19,681,050)		18,336,756
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
Tennessee Valley Authority, Series B, 4.70%, 7/15/33 (Cost $3,244,574)	2,400,000	2,812,028
MUNICIPAL SECURITIES — 0.1%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $1,126,255)	1,120,000	1,020,400
SHORT-TERM INVESTMENTS(4) — 7.4%
Commercial Paper — 6.5%
BNP Paribas SA, 0.21%, 4/29/22(2)(5)	15,000,000	14,994,224
Landesbank Baden-Wuerttemberg, 0.32%, 4/1/22(2)(5)	15,000,000	14,999,867
Walmart, Inc., 0.36%, 4/18/22(2)(5)	20,000,000	19,996,950
		49,991,041
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,680,618	6,680,618
TOTAL SHORT-TERM INVESTMENTS (Cost $56,674,863)		56,671,659
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $755,087,367)		758,572,434
OTHER ASSETS AND LIABILITIES — 1.0%		8,003,922
TOTAL NET ASSETS — 100.0%		$766,576,356

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	883,787	AUD	1,204,233	UBS AG	6/15/22	$(18,427)
USD	2,398,429	CAD	3,063,154	UBS AG	6/15/22	(51,346)
						$(69,773)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	37	June 2022	$5,552,312	$(125,385)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	94	June 2022	$11,550,250	$(4,964)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.21%	1/19/24	$22,000,000	$574	$2,167,743	$2,168,317
CPURNSA	Receive	2.27%	1/26/24	$5,000,000	517	483,388	483,905
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	(654)	2,241,184	2,240,530
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(601)	1,516,261	1,515,660
CPURNSA	Receive	1.86%	7/30/24	$12,500,000	(601)	1,412,725	1,412,124
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(610)	1,538,885	1,538,275
CPURNSA	Receive	1.62%	10/17/24	$12,500,000	(601)	1,609,050	1,608,449
CPURNSA	Receive	2.26%	2/1/25	$12,000,000	573	1,275,228	1,275,801
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	525	669,171	669,696
CPURNSA	Receive	2.24%	1/12/26	$9,000,000	554	1,024,210	1,024,764
CPURNSA	Receive	2.33%	2/2/26	$20,000,000	622	2,185,191	2,185,813
CPURNSA	Receive	2.70%	8/27/26	$15,000,000	592	1,008,873	1,009,465
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	644,280	643,726
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(624)	1,244,653	1,244,029
CPURNSA	Receive	1.79%	10/16/29	$6,100,000	(575)	1,051,695	1,051,120
CPURNSA	Receive	1.80%	10/21/29	$6,100,000	(566)	1,049,810	1,049,244
CPURNSA	Receive	1.88%	11/21/29	$1,000,000	(516)	165,437	164,921
CPURNSA	Receive	1.87%	11/25/29	$5,000,000	(554)	831,003	830,449
CPURNSA	Receive	1.29%	5/19/30	$3,000,000	532	681,076	681,608
CPURNSA	Receive	1.63%	6/25/30	$8,000,000	587	1,660,976	1,661,563
CPURNSA	Receive	2.51%	8/27/31	$7,500,000	581	668,507	669,088
CPURNSA	Receive	2.50%	9/3/31	$10,000,000	608	890,070	890,678
					$(191)	$26,019,416	$26,019,225

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(6)	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	(372,169)
Bank of America N.A.(6)	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	97,047
Bank of America N.A.(6)	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	423,101
Bank of America N.A.(6)	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	777,471
Bank of America N.A.(6)	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	198,494
Bank of America N.A.(6)	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	447,993
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	38,447
Barclays Bank PLC	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	256,276
Barclays Bank PLC	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	299,458
Barclays Bank PLC	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	188,332
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(1,833,016)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(211,626)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$1,500,000	234,112
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	1,949,786
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	2,066,797
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	284,952
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	275,061
						$5,120,516
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,091,570.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $227,797,760, which represented 29.7% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $4,970,000.
(5)The rate indicated is the yield to maturity at purchase.
(6)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $1,733,530.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	388,337,910	—
Corporate Bonds	—	129,329,583	—
Collateralized Mortgage Obligations	—	59,433,379	—
Asset-Backed Securities	—	44,196,553	—
Collateralized Loan Obligations	—	29,309,850	—
Commercial Mortgage-Backed Securities	—	29,124,316	—
Exchange-Traded Funds	18,336,756	—	—
U.S. Government Agency Securities	—	2,812,028	—
Municipal Securities	—	1,020,400	—
Short-Term Investments	6,680,618	49,991,041	—
	25,017,374	733,555,060	—
Other Financial Instruments
Swap Agreements	—	33,556,552	—

Liabilities
Other Financial Instruments
Futures Contracts	130,349	—	—
Swap Agreements	—	2,416,811	—
Forward Foreign Currency Exchange Contracts	—	69,773	—
	130,349	2,486,584	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.